TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Disclosure of trade and other payable
	December 31
	2021	2020
	USD thousands

Trade payables	161,812	125,863

Other payables:

Contract liabilities	11,415	13,406
Wages, salaries and related expenses	16,406	13,853
Related Parties	-	2,746
Provision for vacation	1,003	554
Institutions	791	1,112
Ad spend liability	7,729	5,987
Liability for options on non- controlling interest	-	2,903
Others	5,556	6,561

	42,900	47,122